Document and Entity Information Document	May 31, 2019
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 31, 2019
Entity Registrant Name	WHIRLPOOL CORP /DE/
Entity Central Index Key	0000106640
Amendment Flag	true
Amendment Description	On June 6, 2019, Whirlpool Corporation (the “Company”) filed a Current Report on Form 8-K disclosing that on May 31, 2019, the Company’s Europe, Middle East and Africa region (“Whirlpool EMEA”) announced certain updates to Whirlpool EMEA’s Italian industrial plan. In connection with the update, Whirlpool EMEA announced its intention to reconvert its Naples, Italy manufacturing plant and potentially sell the plant to a third party. At that time, the Company was unable to determine the estimated amount or range of amounts to be incurred by major cost type or the future cash expenditures pursuant to this restructuring program. The Company is filing this Form 8-K/A to report that on September 16, 2019, it entered into a preliminary agreement to sell the plant to a third-party purchaser and to support costs associated with the transition. Finalization of the transaction is subject to satisfaction of certain conditions precedent.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3932
Entity Tax Identification Number	38-1490038
Entity Address, Address Line One	2000 North M-63,
Entity Address, City or Town	Benton Harbor,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49022-2692
City Area Code	269
Local Phone Number	923-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
New York Stock Exchange | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	NYSE
New York Stock Exchange | Senior Notes
Entity Information [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2020
Trading Symbol	WHR 20
Security Exchange Name	NYSE
Chicago Stock Exchange | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	CHX